Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Commitments, Contingencies and Guarantees
Unrecognized aggregate liability for the unvested DSUs	$ 0
Unrecognized aggregate liability for the unvested CRSUs	$ 700
Equity derivatives, number of common shares held (in shares)	281,768
DSU liability, number of common shares (in shares)	283,338
Contingent consideration	$ 30,949	$ 12,990
GreenMile, NetCHB, XPS and Supply Vision
Commitments, Contingencies and Guarantees
Maximum potential performance-based contingent consideration	$ 148,000
Period for revenue performance targets	2 years
Contingent consideration	$ 30,900